SCHEDULE OF FUTURE MINIMUM PAYMENTS FOR OPERATING LEASES (Details)	Jun. 30, 2021 USD ($)
Accounting Policies [Abstract]
2021	$ 155,688
2022	108,982
Total	$ 264,670